CONSOLIDATED STATEMENTS OF STOCKHOLDERS (DEFICIT) EQUITY (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Dividends declared (in dollars per share)	$ 2.82
Share of net earnings	$ 97
Redeemable Noncontrolling Interest [Member]
Currency translation	0
Maximum [Member] | Redeemable Noncontrolling Interest [Member]
Currency translation	$ (1)